Segmented information (Q3) (Details)	3 Months Ended		9 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2025 USD ($) Segment	Apr. 30, 2024 USD ($)
Segment Reporting Information [Abstract]
Number of operating segments | Segment			1
Number of reportable segments | Segment			1
Revenues | $	$ 10,164	$ 0	$ 10,164	$ 0
Reportable Segment [Member]
Segment Reporting Information [Abstract]
Revenues | $			$ 0